SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of significant assumptions used in Black Scholes model

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2025
Risk-free rate of interest	4.13%	4.22%
Estimated volatility rate	76.20%	56.00%
Dividend yield	4.70%	4.17%
Expected life (years)	5.78	5.50
Exercise price	USD 0.00001	USD 0.00001

Summary of option activity

			Weighted		Weighted
		Weighted	Average		Average
	Number of	Average	Remaining	Aggregate	Grant-date
	Options	Exercise Price	Contract Life	Intrinsic Value	Fair value
		USD	Years	RMB	RMB
Options outstanding at December 31, 2024	1,635,250	0.00001	4.22	229,049	49.78
Options granted in 2025	1,079,134	0.00001	9.39	72,712	152.48
Options converted in 2025	3,906,464	0.00001	8.89	263,218	109.75
Options exercised in 2025	(1,008,084)	0.00001	6.57	(67,925)	77.60
Options adjusted for performance conditions in 2025	(196,580)	0.00001	—	(13,246)	152.64
Options outstanding at December 31, 2025	5,416,184	0.00001	7.69	364,942	104.58
Options exercisable at December 31, 2025	2,161,753	0.00001	5.70	145,659	80.42
Options vested or expected to be vested at December 31, 2025	5,416,184	0.00001	7.69	364,942	104.58

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at December 31, 2024	5,138,656	99.97
Granted	422,932	98.18
Converted	(3,906,464)	109.75
Vested	(620,910)	77.66
Forfeited	(152,452)	80.34
Outstanding at December 31, 2025	881,762	74.90

Schedule of share-based compensation expense

	Year ended ,	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Facilitation, origination and servicing expenses	75,152	64,658	40,070
Sales and marketing expenses	(375)	(118)	1,503
General and administrative expenses	110,827	103,073	336,801
Total	185,604	167,613	378,374